Leases - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Leases
Cumulative effect of accounting change	$ 2,000,000	$ 176,000,000
Rent expense	173,000,000	166,000,000
Retained earnings
Leases
Cumulative effect of accounting change	$ 2,000,000	$ 175,000,000
Minimum | ASC 842 | Retained earnings
Leases
Cumulative effect of accounting change			$ 0